Profit sharing and rebates	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Profit sharing and rebates	13 Profit sharing and rebates

	2020	2019	2018
Surplus interest bonuses	2	2	2

Profit appropriated to policyholders	7	15	21
Total	8	17	23